Equity Transaction with Non-controlling Interests - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	May 31, 2020 USD ($)	Sep. 30, 2020 $ / shares	Jul. 31, 2019 USD ($) $ / shares	Jul. 31, 2018 TWD ($) $ / shares	Dec. 31, 2019 TWD ($) shares	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Sep. 01, 2020 TWD ($) shares	Sep. 01, 2020 USD ($) shares	Jul. 31, 2019 TWD ($)	Jul. 01, 2019 TWD ($) shares	Jul. 31, 2018 USD ($)
USI Enterprise Limited [member]
Increase (decrease) in capital surplus						$ 2,760,175	$ 98,297	$ 780,533	$ 27,797		$ (1,625,448)
Number of shares approved for repurchase | shares								10,308,000	10,308,000		7,378,000
Shares repurchase price per share | $ / shares		$ 19.47	$ 14.30
USI Enterprise Limited [member] | Bottom of range [member]
Percentage of increase in shareholdings		95.00%	95.42%
USI Enterprise Limited [member] | Top of range [member]
Percentage of increase in shareholdings		99.62%	98.72%
ASEN [member]
Increase (decrease) in capital surplus										$ (2,650,950)
Amount of shares transferred												$ 97,748
Percentage of shareholdings			30.00%
Amount of shareholdings			$ 162,870
ASEN [member] | Bottom of range [member]
Percentage of increase in ownership			70.00%
ASEN [member] | Top of range [member]
Percentage of increase in ownership			100.00%
USI INC [member]
Increase (decrease) in capital surplus				$ 142
Ordinary shares outstanding acquired price | $ / shares				$ 18
USISH [Member]
Number of shares repurchased | shares					13,037
Increase (decrease) in capital surplus					$ 334,719
USISH [Member] | Bottom of range [member]
Percentage of increase in shareholdings					74.60%
USISH [Member] | Top of range [member]
Percentage of increase in shareholdings					77.70%
ASEEE [member]
Increase (decrease) in capital surplus											$ 128,805
Percentage of ShareHolding Held			100.00%
USIPL [Member]
Increase (decrease) in capital surplus						$ 13,502	$ 481
Amount of shareholdings	$ 24,500
Percentage of shareholdings	40.00%
USIPL [Member] | Bottom of range [member]
Percentage of increase in ownership	60.00%
USIPL [Member] | Top of range [member]
Percentage of increase in ownership	100.00%